Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

13. Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases as of December 31, 2022 is as follows:

Amount
RMB
Operating lease right-of-use assets, net*	4,894
Operating lease liabilities - current*	3,697
Operating lease liabilities - non-current*	780
Total operating lease liabilities	4,477
Weighted average remaining lease term	1.17
Weighted average discount rate	4.75%
*

The right-of-use assets, net, lease liabilities - current and lease liabilities - non-current were included in “Other non-current assets” ,“Accrued expenses and other current liabilities” and “Other non-current liabilities” as presented on the Group’s consolidated balance sheets, respectively.

Amount
RMB
Operating lease expenses	9,204
Short-term lease expenses	4,748
Total lease expenses **	13,952
Cash paid for amounts included in the measurement of lease liabilities	8,749
Right-of-use assets obtained in exchange for new operating lease liabilities	4,225
**	The lease expenses were RMB15,078, RMB16,456 and RMB13,952 for the years ended December 31, 2020, 2021 and 2022, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2022 is as follows:

Amount
RMB
2023	3,834
2024	793
2025	—
Total future minimum payments	4,627
Less: interest	(150)
Present value of operating lease liabilities	4,477